Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value	Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Dec 31, 2025
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	164,659	164,659	164,659	—	—
Interbank balances (w/o central banks)	6,962	6,962	—	6,962	—
Central bank funds sold and securities purchased under resale agreements	37,509	37,535	—	37,535	—
Securities borrowed	6	6	—	6	—
Loans	478,214	466,128	—	13,175	452,954
Other financial assets	158,129	157,433	29,214	127,730	490
Financial liabilities:
Deposits	694,580	694,445	1	694,445	—
Central bank funds purchased and securities sold under repurchase agreements	4,177	4,173	—	4,173	—
Securities loaned	2	2	—	2	—
Other short-term borrowings	18,204	18,211	—	18,211	—
Other financial liabilities	123,451	123,451	2,381	121,070	—
Long-term debt	114,754	115,463	—	113,663	1,800
Trust preferred securities	283	297	—	297	—

	Dec 31, 2024
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	147,494	147,494	147,494	—	—
Interbank balances (w/o central banks)	6,160	6,160	—	6,160	—
Central bank funds sold and securities purchased under resale agreements	40,803	40,923	—	40,923	—
Securities borrowed	44	44	—	44	—
Loans	483,897	470,058	—	13,338	456,720
Other financial assets	92,572	91,214	12,063	78,482	669
Financial liabilities:
Deposits	667,700	667,609	2	667,607	—
Central bank funds purchased and securities sold under repurchase agreements	3,740	3,727	—	3,727	—
Securities loaned	2	2	—	2	—
Other short-term borrowings	9,895	9,903	—	9,903	—
Other financial liabilities	79,371	79,371	2,237	77,134	—
Long-term debt	114,899	114,496	—	112,033	2,463
Trust preferred securities	287	273	—	273	—
[1]Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in “Note 01 –
Material accounting policies and critical accounting estimates”